Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222709
Average Annual Return [Line Items]
Average Annual Return, Percent	17.12%	6.04%
Without Sales Load [Member] | C000222708
Average Annual Return [Line Items]
Average Annual Return, Percent	17.29%	6.18%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	6.02%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	6.02%